                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

ANNUAL REPORT DECEMBER 31, 2003

[GRAPHIC IMAGE]

[GRAPHIC IMAGE]

EATON VANCE COMBINED MONEY MARKET FUNDS

[GRAPHIC IMAGE]

CASH MANAGEMENT FUND


MONEY MARKET FUND

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  For more information about Eaton Vance's privacy policies, call:
  1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MONEY MARKET FUNDS as of December 31, 2003

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT

[PHOTO OF ELIZABETH S. KENYON]

Elizabeth S. Kenyon, CFA
Portfolio Manager

- 2003 was a year of signficant transition in the capital markets. After three difficult years of negative returns, the equity markets staged an impressive recovery, with the S&P 500 Index posting a return of 28.67%.(1) Bond market returns, while considerably more modest, were still in positive territory. The broad-based Lehman Aggregate Bond Index returned 4.10% for the year.(1) Short-term rates remained near historical all-time lows.

- The change in investor sentiment was driven in large part by a recovery in the U.S. economy. Although the year began amid a great deal of uncertainty surrounding the war with Iraq, the second quarter brought reports of a strong housing market resulting from high mortgage refinancings, improved consumer confidence, and a jump in the Index of Leading Economic Indicators. Hopes for increased economic strength were confirmed in the third quarter, when stronger corporate profits and a rebound in the manufacturing sector spurred an annualized growth rate of 8.2%, the fastest growth seen since 1997.

- Highly stimulative monetary and fiscal policies -- including low interest rates and significant tax cuts --appear to have succeeded in bolstering the economy. An accommodative monetary policy has kept the Federal Funds rate, a key short-term interest-rate benchmark, at a 45-year low of 1.00%. The Fed has generally indicated that it will keep rates low, although many analysts believe continued strong growth could lead to a rate hike sometime in 2004.

- As the economy shows more sustainable job growth, we believe the Fed may raise short-term interest rates in a steady, deliberate manner, causing the Treasury yield curve -- a graphical depiction of yields across the full range of bond maturities -- to flatten. Moreover, we believe that the difference between lower- and higher-quality bond yields, known as the "credit spread," may continue to narrow, as it did in 2003.

  (1) It is not possible to invest directly in an Index.

THE CASH MANAGEMENT PORTFOLIO

ABOUT THE PORTFOLIO

- As of December 31, 2003, Cash Management Portfolio had approximately 36.5% of its assets invested in high-quality commercial paper, a highly liquid investment commonly used for money market funds. The Portfolio also invests in high-quality U.S. Government agency securities.+

- We will continue to execute our core strategy with minor tactical enhancements, as we did in 2003, focusing our efforts on seeking to avoid deteriorating credits and maintain asset value while interest rates hover near historic lows.


+ An investment in one of the money market funds that invests in the Portfolio is neither insured nor guaranteed by the U.S. Government. Although the Funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a Fund.

                     60-Day Commercial Paper Rates in 2003*

[GRAPHIC IMAGE]

                             *Source: Bloomberg L.P.


MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.


THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE MONEY MARKET FUNDS as of December 31, 2003
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

                                                                              CASH              MONEY
                                                                         MANAGEMENT FUND     MARKET FUND
----------------------------------------------------------------------------------------------------------
ASSETS

Investment in Cash Management Portfolio, at value                        $   101,673,129   $   100,831,248
Receivable for Fund shares sold                                                  144,588           333,282
Receivable from the Administrator                                                     --           286,488
----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $   101,817,717   $   101,451,018
----------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                         $       415,278   $     1,121,684
Dividends payable                                                                  7,416                --
Payable to affiliate for Trustees' fees                                              374               887
Accrued expenses                                                                  31,079            87,726
----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $       454,147   $     1,210,297
----------------------------------------------------------------------------------------------------------
NET ASSETS (REPRESENTED BY PAID-IN-CAPITAL)                              $   101,363,570   $   100,240,721
----------------------------------------------------------------------------------------------------------

SHARES OF BENEFICIAL INTEREST OUTSTANDING

                                                                             101,363,570       100,240,721
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE (NOTE 6)

(NET ASSETS DIVIDED BY SHARES OF BENEFICIAL INTEREST OUTSTANDING)        $          1.00   $          1.00
----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                              CASH              MONEY
                                                                         MANAGEMENT FUND     MARKET FUND
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                                        $     1,181,970   $     1,553,699
Expenses allocated from Portfolio                                               (583,533)         (758,058)
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                     $       598,437   $       795,641
----------------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                              $         1,942   $         3,343
Distribution and service fees                                                         --         1,165,137
Legal and accounting services                                                     15,698            17,185
Printing and postage                                                              13,556            26,089
Custodian fee                                                                     10,420            17,846
Transfer and dividend disbursing agent fees                                       49,041           155,031
Registration fees                                                                 21,066            66,994
----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $       111,723   $     1,451,625
----------------------------------------------------------------------------------------------------------
Deduct --
   Allocation of expenses to the Administrator                           $            --   $       286,488
   Reduction of distribution fees                                                     --           369,496
----------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                 $            --   $       655,984
----------------------------------------------------------------------------------------------------------
NET EXPENSES                                                             $       111,723   $       795,641
----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $       486,714   $            --
----------------------------------------------------------------------------------------------------------


REALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss)--
   Investment transactions (identified cost basis)                       $           (20)  $            (5)
----------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                        $           (20)  $            (5)
----------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                    $       486,694   $            (5)
----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                              CASH              MONEY
                                                                         MANAGEMENT FUND     MARKET FUND
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                                 $       486,714   $            --
   Net realized loss                                                                 (20)               (5)
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                    $       486,694   $            (5)
----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income                                            $      (486,694)  $            --
----------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest at Net Asset Value of $1.00 per share --
   Proceeds from sale of shares                                          $   257,636,160   $   134,623,672
   Net asset value of shares issued to shareholders in payment of
    distributions declared                                                       329,687                --
   Cost of shares redeemed                                                  (268,342,965)     (193,102,183)
----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                  $   (10,377,118)  $   (58,478,511)
----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                               $   (10,377,118)  $   (58,478,516)
----------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                     $   111,740,688   $   158,719,237
----------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                           $   101,363,570   $   100,240,721
----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                              CASH              MONEY
                                                                         MANAGEMENT FUND     MARKET FUND
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                                 $     1,305,155   $       291,456
----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income                                            $    (1,305,155)  $      (291,456)
----------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest at Net Asset Value of $1.00 per share --
   Proceeds from sale of shares                                          $   280,497,491   $   279,730,551
   Net asset value of shares issued to shareholders in payment of
    distributions declared                                                       916,329           225,775
   Cost of shares redeemed                                                  (312,752,089)     (289,792,189)
----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                  $   (31,338,269)  $    (9,835,863)
----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                               $   (31,338,269)  $    (9,835,863)
----------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                     $   143,078,957   $   168,555,100
----------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                           $   111,740,688   $   158,719,237
----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

EATON VANCE MONEY MARKET FUNDS as of December 31, 2003
FINANCIAL STATEMENTS
FINANCIAL HIGHLIGHTS

                                                                                   CASH MANAGEMENT FUND
                                                       ----------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $      1.000    $      1.000    $      1.000    $      1.000    $      1.000
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $      0.005    $      0.010    $      0.033    $      0.056    $      0.044
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $     (0.005)   $     (0.010)   $     (0.033)   $     (0.056)   $     (0.044)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                    $     (0.005)   $     (0.010)   $     (0.033)   $     (0.056)   $     (0.044)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                         $      1.000    $      1.000    $      1.000    $      1.000    $      1.000
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                0.48%           1.02%           3.46%           5.68%           4.47%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                $    101,364    $    111,741    $    143,079    $    143,362    $    131,233
Ratios (As a percentage of average daily net assets):
   Expenses(2)                                                 0.68%           0.79%           0.79%           0.76%           0.79%
   Net investment income                                       0.47%           1.02%           3.16%           5.66%           4.43%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(2)  Includes the Fund's share of the Portfolio's allocated expenses.

                       See notes to financial statements.

                                                                                     MONEY MARKET FUND
                                                       ----------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $      1.000    $      1.000    $      1.000    $      1.000    $      1.000
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $         --    $      0.002    $      0.024    $      0.047    $      0.034
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $         --    $     (0.002)   $     (0.024)   $     (0.047)   $     (0.034)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                    $         --    $     (0.002)   $     (0.024)   $     (0.047)   $     (0.034)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                         $      1.000    $      1.000    $      1.000    $      1.000    $      1.000
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                0.00%           0.19%           2.46%           4.76%           3.50%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                $    100,241    $    158,719    $    168,555    $    122,299    $     97,408
Ratios (As a percentage of average daily net assets):
   Net expenses(2)                                             1.17%           1.61%           1.68%           1.67%           1.71%
   Net investment income                                       0.00%           0.20%           2.25%           4.71%           3.55%
-----------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect an allocation of expenses to the Administrator and a waiver of expenses by the Distributor. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(2)                                                 1.66%           1.61%             --            1.68%           1.71%
   Net investment income (loss)                               (0.49)%          0.20%             --            4.70%           3.55%
Net investment income (loss) per share                 $     (0.005)   $      0.002              --    $      0.047    $      0.034
-----------------------------------------------------------------------------------------------------------------------------------

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(2)  Includes the Fund's share of the Portfolio's allocated expenses.

                       See notes to financial statements.

EATON VANCE MONEY MARKET FUNDS as of December 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Cash Management Fund (Cash Management Fund) and Eaton Vance Money Market Fund (Money Market Fund) (individually, the Fund, collectively the Funds) are each diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Funds. The value of each Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (48.8% for Cash Management Fund, 48.4% for Money Market Fund at December 31, 2003). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each of the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Funds' net investment income consists of each Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of each Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G OTHER -- Investment transactions are accounted for on a trade-date basis.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net investment income of each Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator of the Funds, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. For the year ended December 31, 2003, EVM was allocated $286,488 of the Fund's operating expenses. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2003, EVM earned $9,048 and $14,117 from Cash Management Fund and Money Market Fund, respectively, in sub-transfer agent fees. Except as to Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Certain officers and Trustees of the Funds and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Money Market Fund (the Fund) has in effect a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 0.75% per annum of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. The Fund's balance of Uncovered Distribution Charges is equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. For the year ended December 31, 2003, the distribution fee was equivalent to 0.75% of the Fund's average daily net assets and amounted to $995,188. For the year ended December 31, 2003, EVD waived $369,496 of distribution fees to assist the Fund in its distribution efforts. At December 31, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plan for the Fund was approximately $10,264,000.

   The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets. The Trustees implemented the Plan by authorizing the Fund to make quarterly service fee payments to EVD and investment dealers in amounts equal to 0.15% per annum of the Fund's average daily net assets based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. For the year ended December 31, 2003, the Fund paid service fees to EVD and investment dealers in the amount of $169,949. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

   Certain officers and Trustees of the Funds are officers of EVD.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of shares from the Money Market Fund (the Fund) made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $994,000 of CDSC paid by shareholders for the year ended December 31, 2003.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Funds' investment in the Portfolio for the year ended December 31, 2003 were as follows:

   CASH MANAGEMENT FUND

   Increases                               $    258,271,015
   Decreases                                    269,629,894

   MONEY MARKET FUND

   Increases                               $    135,409,413
   Decreases                                    194,462,911

EATON VANCE MONEY MARKET FUNDS as of December 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE MUTUAL FUNDS TRUST AND SHAREHOLDERS OF EATON VANCE CASH MANAGEMENT FUND AND EATON VANCE MONEY MARKET FUND

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund, each a series of Eaton Vance Mutual Funds Trust (the "Funds") at December 31, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2004

CASH MANAGEMENT PORTFOLIO as of December 31, 2003
PORTFOLIO OF INVESTMENTS

COMMERCIAL PAPER -- 36.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
BANKING AND FINANCE -- 20.6%

   $       2,000   American Express Credit Corp., 1.05%, 1/13/04                $     1,999,300
           2,086   American Express Credit Corp., 1.05%, 1/16/04                      2,085,087
           3,000   Barton Capital Corp., 1.07%, 1/15/04(1)                            2,998,752
           1,000   Barton Capital Corp., 1.08%, 1/21/04(1)                              999,400
           2,000   CAFCO, LLC, 1.09%, 1/5/04(1)                                       1,999,758
           2,000   CAFCO, LLC, 1.07%, 2/12/04(1)                                      1,997,503
           3,000   CIESCO, LLC, 1.08%, 1/8/04                                         2,999,370
           2,200   CIESCO, LLC, 1.08%, 1/28/04                                        2,198,218
             863   CIESCO, LLC, 1.06%, 2/17/04(1)                                       861,806
           4,000   CRC Funding, LLC, 1.09%, 1/27/04                                   3,996,851
           2,300   CXC, LLC, 1.09%, 1/14/04(1)                                        2,299,095
           2,000   CXC, LLC, 1.09%, 1/26/04(1)                                        1,998,486
           2,000   Kitty Hawk Funding Corp., 1.09%, 1/21/04(1)                        1,998,789
           2,000   Kitty Hawk Funding Corp., 1.06%, 3/10/04(1)                        1,995,937
           4,000   Old Line Funding Corp., 1.08%, 2/4/04(1)                           3,995,920
           4,343   Receivables Capital Corp., 1.07%, 1/15/04(1)                       4,341,193
           1,101   Yorktown Capital, LLC, 1.10%, 1/5/04(1)                            1,100,865
           3,000   Yorktown Capital, LLC, 1.08%, 1/16/04(1)                           2,998,650
-----------------------------------------------------------------------------------------------
                                                                                $    42,864,980
-----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.0%

   $       2,000   National Rural Utilities Coop. Finance Co.,
                   1.04%, 2/3/04                                                $     1,998,093
-----------------------------------------------------------------------------------------------
                                                                                $     1,998,093
-----------------------------------------------------------------------------------------------

ELECTRICAL AND ELECTRONIC EQUIPMENT -- 3.7%

   $       2,500   General Electric Capital Corp., 1.08%, 1/5/04                $     2,499,700
           3,000   General Electric Capital Corp., 1.09%, 1/6/04                      2,999,546
           2,180   General Electric Capital Corp., 1.09%, 1/26/04                     2,178,350
-----------------------------------------------------------------------------------------------
                                                                                $     7,677,596
-----------------------------------------------------------------------------------------------

FOOD AND BEVERAGES -- 2.8%

   $       3,947   Alcon Capital Corp., 1.05%, 2/3/04(1)                        $     3,943,201
           2,000   Alcon Capital Corp., 1.05%, 2/9/04(1)                              1,997,725
-----------------------------------------------------------------------------------------------
                                                                                $     5,940,926
-----------------------------------------------------------------------------------------------

INSURANCE -- 6.5%

   $       3,251   AIG Funding, Inc., 1.05%, 1/12/04                            $     3,249,957
           2,500   AIG Funding, Inc., 1.07%, 1/15/04                                  2,498,960
           2,243   New York Life Corp., 1.07%, 1/20/04(1)                             2,241,733
           3,500   New York Life Corp., 1.06%, 2/3/04(1)                              3,496,599
           2,000   Transamerica Finance Corp., 1.08%, 1/9/04                          1,999,520
-----------------------------------------------------------------------------------------------
                                                                                $    13,486,769
-----------------------------------------------------------------------------------------------

OIL -- 1.9%

   $       4,000   Cortez Capital Corp., 1.08%, 1/20/04(1)                      $     3,997,720
-----------------------------------------------------------------------------------------------
                                                                                $     3,997,720
-----------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
  (IDENTIFIED COST $75,966,084)                                                 $    75,966,084
-----------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 58.8%

   $       3,907   FHLB Discount Notes, 1.05%, 3/10/04                          $     3,899,137
           1,598   FHLMC Discount Notes, 1.06%, 1/5/04                                1,597,812
           3,089   FHLMC Discount Notes, 1.055%, 1/8/04                               3,088,366
           2,866   FHLMC Discount Notes, 1.07%, 1/22/04                               2,864,211
           2,937   FHLMC Discount Notes, 1.06%, 1/27/04                               2,934,752
           3,052   FHLMC Discount Notes, 1.07%, 1/29/04                               3,049,460
           3,023   FHLMC Discount Notes, 1.07%, 1/30/04                               3,020,394
           3,500   FHLMC Discount Notes, 1.065%, 2/2/04                               3,496,687
           3,090   FHLMC Discount Notes, 1.07%, 2/4/04                                3,086,877
           2,511   FHLMC Discount Notes, 1.07%, 2/5/04                                2,508,388
           3,336   FHLMC Discount Notes, 1.08%, 2/6/04                                3,332,397
           2,852   FHLMC Discount Notes, 1.08%, 2/12/04                               2,848,406
           6,160   FHLMC Discount Notes, 1.07%, 2/19/04                               6,151,029
           3,000   FHLMC Discount Notes, 1.10%, 3/1/04                                2,994,500
           2,443   FHLMC Discount Notes, 1.08%, 3/4/04                                2,438,383
           5,000   FHLMC Discount Notes, 1.05%, 4/1/04                                4,986,729
           2,958   FNMA Discount Notes, 1.06%, 1/2/04                                 2,957,913
           4,726   FNMA Discount Notes, 1.05%, 1/7/04                                 4,725,173
           2,381   FNMA Discount Notes, 1.085%, 1/7/04                                2,380,569
           2,500   FNMA Discount Notes, 1.05%, 1/9/04                                 2,499,417
          13,570   FNMA Discount Notes, 1.03%, 1/13/04                               13,565,341
           3,572   FNMA Discount Notes, 1.06%, 1/14/04                                3,570,633
           1,690   FNMA Discount Notes, 1.07%, 1/14/04                                1,689,347
           4,792   FNMA Discount Notes, 1.07%, 1/20/04                                4,789,294
           5,407   FNMA Discount Notes, 1.07%, 1/21/04                                5,403,786
           2,586   FNMA Discount Notes, 1.08%, 1/28/04                                2,583,905
          10,403   FNMA Discount Notes, 1.07%, 2/11/04                               10,390,323
           5,083   FNMA Discount Notes, 1.07%, 2/18/04                                5,075,748
           3,500   FNMA Discount Notes, 1.08%, 2/18/04                                3,494,960
           3,990   FNMA Discount Notes, 1.08%, 2/25/04                                3,983,417
           3,000   FNMA Discount Notes, 1.05%, 4/1/04                                 2,992,037
-----------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
  (IDENTIFIED COST, $122,399,391)                                               $   122,399,391
-----------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
SUPRANATIONAL OBLIGATIONS -- 0.9%

   $       2,000   IADB Discount Notes, 1.09%, 1/23/04                          $     1,998,668
-----------------------------------------------------------------------------------------------

TOTAL SUPRANATIONAL OBLIGATIONS
  (IDENTIFIED COST, $1,998,668)                                                 $     1,998,668
-----------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.8%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)        VALUE
-----------------------------------------------------------------------------------------------
Investors Bank and Trust Time Deposit, 1.01%, 1/2/04          $   7,882         $     7,882,000
-----------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
  (AT AMORTIZED COST, $7,882,000)                                               $     7,882,000
-----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
  (IDENTIFIED COST $208,246,143)                                                $   208,246,143(2)
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.0)%                                        $       (23,750)
-----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   208,222,393
-----------------------------------------------------------------------------------------------

FHLMC-Federal Home Loan Mortgage Corporation (Freddie Mac)

FHLB-Federal Home Loan Bank

FNMA-Federal National Mortgage Association (Fannie Mae)

IADB-Inter-American Development Bank

Securities issued by Fannie Mae or Freddie Mac are not issued or guaranteed by the U.S. government.

(1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)  Cost for federal income taxes is the same.

                       See notes to financial statements.

CASH MANAGEMENT PORTFOLIO as of December 31, 2003
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investments, at amortized cost                                      $   208,246,143
Cash                                                                            759
Interest receivable                                                             221
-----------------------------------------------------------------------------------
TOTAL ASSETS                                                        $   208,247,123
-----------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                             $         4,008
Accrued expenses                                                             20,722
-----------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   $        24,730
-----------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO           $   208,222,393
-----------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals             $   208,222,393
-----------------------------------------------------------------------------------
TOTAL                                                               $   208,222,393
-----------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME

Interest                                                            $     2,834,303
-----------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                             $     2,834,303
-----------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                              $     1,223,913
Trustees' fees and expenses                                                  13,753
Custodian fee                                                               109,097
Legal and accounting services                                                37,257
Miscellaneous                                                                 5,560
-----------------------------------------------------------------------------------
TOTAL EXPENSES                                                      $     1,389,580
-----------------------------------------------------------------------------------

NET INVESTMENT INCOME                                               $     1,444,723
-----------------------------------------------------------------------------------

REALIZED GAIN (LOSS)

Net realized gain (loss)--
   Investment transactions (identified cost basis)                  $           (25)
-----------------------------------------------------------------------------------
NET REALIZED LOSS                                                   $           (25)
-----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $     1,444,698
-----------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                   YEAR ENDED           YEAR ENDED
                                                   DECEMBER 31, 2003    DECEMBER 31, 2002
-----------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income                             $     1,444,723      $     3,509,014
   Net realized loss                                             (25)                  --
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $     1,444,698      $     3,509,014
-----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $   398,042,406      $   576,320,486
   Withdrawals                                          (473,712,143)        (621,360,711)
-----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                         $   (75,669,737)     $   (45,040,225)
-----------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                           $   (74,225,039)     $   (41,531,211)
-----------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $   282,447,432      $   323,978,643
-----------------------------------------------------------------------------------------
AT END OF YEAR                                       $   208,222,393      $   282,447,432
-----------------------------------------------------------------------------------------

                       See notes to financial statements.

SUPPLEMENTARY DATA

                                                                                  YEAR ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.57%           0.58%           0.57%           0.58%           0.60%
   Net investment income                                       0.59%           1.22%           3.33%           5.77%           4.60%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                                  0.60%           1.22%           3.70%             --              --
-----------------------------------------------------------------------------------------------------------------------------------

* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

CASH MANAGEMENT PORTFOLIO as of December 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2003, the Eaton Vance Cash Management Fund, the Eaton Vance Money Market Fund and the Eaton Vance Medallion Money Market Fund held interests of approximately 48.8%, 48.4% and 1.7%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A SECURITY VALUATION -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2003, $161 of credit balances were used to reduce the Portfolio's custodian fee.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   G OTHER -- Investment transactions are accounted for on a trade-date basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $1,223,913 for the year ended December 31, 2003. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2003

4  INVESTMENTS

   Purchases and sales (including maturities) of investments during the year ended December 31, 2003, exclusive of U.S. Government securities, aggregated $1,322,294,758 and $1,380,314,512, respectively. Purchases and sales (including maturities) of U.S. Government securities aggregated $693,437,491 and $712,419,359, respectively.

CASH MANAGEMENT PORTFOLIO as of December 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF CASH MANAGEMENT PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Cash Management Portfolio (the "Portfolio") at December 31, 2003, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2004

EATON VANCE MONEY MARKET FUNDS
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Cash Management Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                         POSITION(S)       TERM OF                                  NUMBER OF PORTFOLIOS
                          WITH THE        OFFICE AND                                  IN FUND COMPLEX
       NAME AND           TRUST AND       LENGTH OF      PRINCIPAL OCCUPATION(S)        OVERSEEN BY
    DATE OF BIRTH       THE PORTFOLIO      SERVICE        DURING PAST FIVE YEARS         TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz      Trustee        Since 1998    Chairman, President and             193             Director of National
11/28/59                                                Chief Executive Officer                              Financial Partners
                                                        of National Financial
                                                        Partners (financial
                                                        services company) (since
                                                        April 1999). President and
                                                        Chief Operating Officer
                                                        of John A. Levin & Co.
                                                        (registered investment
                                                        adviser) (July 1997 to
                                                        April 1999) and a Director
                                                        of Baker, Fentress &
                                                        Company, which owns John
                                                        A. Levin & Co. (July 1997
                                                        to April 1999). Ms.
                                                        Bibliowicz is an
                                                        interested person because
                                                        of her affiliation with a
                                                        brokerage firm.

James B. Hawkes            Trustee      Trustee of the  Chairman, President and             195               Director of EVC
11/9/41                                  Trust since    Chief Executive Officer
                                         1991; of the   of BMR, EVC, EVM and EV;
                                       Portfolio since  Director of EV; Vice
                                             1993       President and Director of
                                                        EVD. Trustee and/or
                                                        officer of 195 registered
                                                        investment companies in
                                                        the Eaton Vance Fund
                                                        Complex. Mr. Hawkes is an
                                                        interested person because
                                                        of his positions with
                                                        BMR, EVM, EVC and EV,
                                                        which are affiliates of
                                                        the Funds and Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III       Trustee      Trustee of the  Jacob H. Schiff Professor           195             Director of Tiffany &
2/23/35                                  Trust since    of Investment Banking                                  Co. (specialty
                                         1986; of the   Emeritus, Harvard                                  retailer) and Telect,
                                       Portfolio since  University Graduate                               Inc. (telecommunication
                                             1993       School of Business                                   services company)
                                                        Administration.

William H. Park            Trustee        Since 2003    President and Chief                 192                     None
9/19/47                                                 Executive Officer, Prizm
                                                        Capital Management, LLC
                                                        (investment management
                                                        firm) (since 2002).
                                                        Executive Vice President
                                                        and Chief Financial
                                                        Officer, United Asset
                                                        Management Corporation (a
                                                        holding company owning
                                                        institutional investment
                                                        management firms)
                                                        (1982-2001).

Ronald A. Pearlman         Trustee        Since 2003    Professor of Law,                   192                     None
7/10/40                                                 Georgetown University Law
                                                        Center (since 1999). Tax
                                                        Partner, Covington &
                                                        Burling, Washington, DC
                                                        (1991-2000).

                         POSITION(S)       TERM OF                                  NUMBER OF PORTFOLIOS
                          WITH THE        OFFICE AND                                  IN FUND COMPLEX
       NAME AND           TRUST AND       LENGTH OF      PRINCIPAL OCCUPATION(S)        OVERSEEN BY
    DATE OF BIRTH         PORTFOLIOS       SERVICE        DURING PAST FIVE YEARS         TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer           Trustee      Trustee of the  President,Chief Executive           195                     None
9/21/35                                  Trust since    Officer and a Director of
                                         1986; of the   Asset Management Finance
                                       Portfolio since  Corp. (a specialty
                                             1993       finance company serving
                                                        the investment management
                                                        industry) (since
                                                        October 2003). President,
                                                        Unicorn Corporation (an
                                                        investment and financial
                                                        advisory services
                                                        company) (since
                                                        September 2000). Formerly,
                                                        Chairman, Hellman, Jordan
                                                        Management Co., Inc. (an
                                                        investment management
                                                        company) (2000-2003).
                                                        Formerly, Advisory
                                                        Director of Berkshire
                                                        Capital Corporation
                                                        (investment banking firm)
                                                        (2002-2003). Formerly,
                                                        Chairman of the Board,
                                                        United Asset Management
                                                        Corporation (a holding
                                                        company owning
                                                        institutional investment
                                                        management firms) and
                                                        Chairman, President and
                                                        Director, UAM Funds
                                                        (mutual funds)
                                                        (1980-2000).

Lynn A. Stout              Trustee        Since 1998    Professor of Law,                   195                     None
9/14/57                                                 University of California
                                                        at Los Angeles School of
                                                        Law (since July 2001).
                                                        Formerly, Professor of
                                                        Law, Georgetown
                                                        University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                          POSITION(S)           TERM OF
                           WITH THE           OFFICE AND
      NAME AND             TRUST AND           LENGTH OF                           PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH        THE PORTFOLIO          SERVICE                             DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President of         Since 2002       Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                    the Trust                           Investment Officer of EVM and BMR and Director of EVC. Chief
                                                               Executive Officer of Belair Capital Fund LLC, Belcrest Capital
                                                               Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and
                                                               Belrose Capital Fund LLC (private investment companies
                                                               sponsored by EVM). Officer of 54 registered investment
                                                               companies managed by EVM or BMR.

William H. Ahern, Jr.   Vice President        Since 1995       Vice President of EVM and BMR. Officer of 35 registered
7/28/59                  of the Trust                          investment companies managed by EVM or BMR.

Thomas J. Fetter        Vice President        Since 1997       Vice President of EVM and BMR. Trustee and President of The
8/20/43                  of the Trust                          Massachusetts Health & Education Tax-Exempt Trust. Officer of
                                                               127 registered investment companies managed by EVM or BMR.

Elizabeth S. Kenyon      President of        Since 2002(2)     Vice President of EVM and BMR. Officer of 2 registered
9/8/59                   the Portfolio                         investment companies managed by EVM or BMR.

Thomas H. Luster        Vice President        Since 2002       Vice President of EVM and BMR. Officer of 15 registered
4/8/62                      of the                             investment companies managed by EVM or BMR.
                           Portfolio

Michael R. Mach         Vice President        Since 1999       Vice President of EVM and BMR. Previously, Managing Director
7/15/47                  of the Trust                          and Senior Analyst for Robertson Stephens (1998-1999). Officer
                                                               of 26 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh     Vice President        Since 1998       Vice President of EVM and BMR. Officer of 127 registered
1/22/57                  of the Trust                          investment companies managed by EVM or BMR.

Duncan W. Richardson    Vice President        Since 2001       Senior Vice President and Chief Equity Investment Officer of
10/26/57                 of the Trust                          EVM and BMR. Officer of 42 registered investment companies managed by EVM or BMR.

Walter A. Row, III      Vice President        Since 2001       Director of Equity Research and a Vice President of EVM and
7/20/57                  of the Trust                          BMR. Officer of 22 registered investment companies managed by
                                                               EVM or BMR.

                          POSITION(S)           TERM OF
                           WITH THE           OFFICE AND
      NAME AND             TRUST AND           LENGTH OF                           PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH        THE PORTFOLIO          SERVICE                             DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Judith A. Saryan        Vice President        Since 2003       Vice President of EVM and BMR. Previously, Portfolio Manager
8/21/54                  of the Trust                          and Equity Analyst for State Street Global Advisors
                                                               (1980-1999). Officer of 25 registered investment companies managed by EVM or BMR.

Susan Schiff            Vice President        Since 2002       Vice President of EVM and BMR. Officer of 26 registered
3/13/61                  of the Trust                          investment companies managed by EVM or BMR.

Alan R. Dynner             Secretary          Since 1997       Vice President, Secretary and Chief Legal Officer of BMR, EVM,
10/10/40                                                       EVD, EV and EVC. Officer of 195 registered investment companies managed by EVM or BMR.

Kristin S. Anagnost      Treasurer of        Since 2002(2)     Assistant Vice President of EVM and BMR. Officer of 109
6/12/65                  the Portfolio                         registered investment companies managed by EVM or BMR.

James L. O'Connor        Treasurer of         Since 1989       Vice President of BMR, EVM and EVD. Officer of 116 registered
4/1/45                     the Trust                           investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Kenyon served as Vice President of the Portfolio since 2001 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                          PORTFOLIO INVESTMENT ADVISER
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                               FUND ADMINISTRATOR
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                             INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                                 125 HIGH STREET
                                BOSTON, MA 02110


                         EATON VANCE MUTUAL FUNDS TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


    THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND
        EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST
                                 OR SEND MONEY.

131-2/04                                                                   MMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) -(d)

Each of Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund (the "Fund(s)") is a series of Eaton Vance Mutual Funds Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Funds, the Trust contains a total of 22 series (collectively, the "Series"). This Form N-CSR/A relates to the Funds' annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund's fiscal years ended December 31, 2002 and December 31, 2003 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

EATON VANCE CASH MANAGEMENT FUND

FISCAL YEARS ENDED                         12/31/02    12/31/03
----------------------------------------------------------------
Audit Fees                                 $   8,925   $  10,125

Audit-Related Fees(1)                      $       0   $       0

Tax Fees(2)                                $   4,785   $   5,210

All Other Fees(3)                          $       0   $       0
                                           ---------------------

Total                                      $  13,710   $  15,335
                                           =====================

EATON VANCE MONEY MARKET FUND

FISCAL YEARS ENDED                         12/31/02    12/31/03
----------------------------------------------------------------
Audit Fees                                 $   8,925   $  10,125

Audit-Related Fees(1)                      $       0   $       0

Tax Fees(2)                                $   4,770   $   5,185

All Other Fees(3)                          $       0   $       0
                                           ---------------------

Total                                      $  13,695   $  15,310
                                           =====================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (April 30, October 31, or December 31). In addition, the Series differ as to principal accountant; i.e., certain Series have PricewaterhouseCoopers LLP ("PWC") as a principal accountant and other Series have Deloitte & Touche LLP ("D&T") as a principal accountant. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS
ENDED              4/30/02*            10/31/02                  12/31/02
                  PWC    D&T       PWC          D&T          PWC          D&T
---------------------------------------------------------------------------------
AUDIT FEES        $  0   $  0   $   27,850   $  106,284   $   61,325   $   48,131

AUDIT-RELATED
FEES(1)           $  0   $  0   $        0   $        0   $        0   $        0

TAX FEES(2)       $  0   $  0   $   18,620   $   68,900   $   31,190   $   15,500

ALL OTHER
FEES(3)           $  0   $  0   $        0   $        0   $        0   $        0
                  ---------------------------------------------------------------

TOTAL             $  0   $  0   $   46,470   $  175,184   $   92,515   $   63,631
                  ===============================================================

FISCAL YEARS
ENDED                4/30/03*                10/31/03                  12/31/03
                  PWC        D&T         PWC          D&T          PWC          D&T
---------------------------------------------------------------------------------------
AUDIT FEES        $  0   $        0   $   41,150   $  135,218   $   77,175   $   60,955

AUDIT-RELATED
FEES(1)           $  0   $        0   $        0   $        0   $        0   $        0

TAX FEES(2)       $  0   $        0   $   23,735   $   72,900   $   38,605   $   15,800

ALL OTHER
FEES(3)           $  0   $        0   $        0   $        0   $        0   $        0
                  ---------------------------------------------------------------------

TOTAL             $  0   $        0   $   64,885   $  208,118   $  115,780   $   76,755
                  =====================================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

* Eaton Vance Tax-Managed Dividend Income Fund, the only Series with an April 30 fiscal year end, commenced operations on May 30, 2003.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant (either PWC or D&T) for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by PWC and D&T for the last two fiscal years of each Series.

FISCAL YEARS
ENDED                4/30/02                 10/31/02                  12/31/02
                  PWC       D&T           PWC         D&T           PWC         D&T
---------------------------------------------------------------------------------------
REGISTRANT(1)     $  0   $        0   $   18,620   $   68,900   $   31,190   $   15,500

EATON VANCE(2)    $  0   $  645,049   $        0   $  389,924   $        0   $  336,546

FISCAL YEARS
ENDED                4/30/03                 10/31/03                  12/31/03
                  PWC       D&T          PWC          D&T           PWC         D&T
---------------------------------------------------------------------------------------
REGISTRANT(1)     $  0   $        0   $   23,735   $   72,900   $   38,605   $   15,800

EATON VANCE(2)    $  0   $  198,709   $        0   $  440,918   $        0   $  458,168

(1)  Includes all of the Series in the Trust.

(2) Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST (ON BEHALF OF CASH MANAGEMENT FUND AND MONEY MARKET FUND)


By:       /s/ Thomas E. Faust Jr.
         ---------------------------------------
         Thomas E. Faust Jr.
         President


Date:    June 8, 2004
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:       /s/ James L. O'Connor
         ---------------------------------------
         James L. O'Connor
         Treasurer


Date:    June 8, 2004

By:       /s/ Thomas E. Faust Jr.
         ---------------------------------------
         Thomas E. Faust Jr.
         President


Date:    June 8, 2004